ORGANIZATION AND CAPITAL MANAGEMENT - Summary of the Corporation's capital (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Management Commentary Explanatory [Line Items]
Financial assets	$ 43,268,000,000	$ 41,335,000,000
Other financial assets	19,016,000,000	17,730,000,000
Common Equity in Managed Investments	0	0
Corporation's Capital	278,208,000,000	271,043,000,000
Equity	125,937,000,000	122,642,000,000	$ 111,066,000,000
Non-controlling interest - preferred equity	230,000,000	230,000,000
Financial liabilities	197,984,000,000	193,217,000,000
Accounts receivable and other	19,543,000,000	18,928,000,000
Inventory	11,187,000,000	10,360,000,000
Equity accounted investments	43,315,000,000	41,327,000,000
Investment properties	101,010,000,000	96,782,000,000
Property, plant and equipment	98,086,000,000	100,009,000,000
Intangible assets	25,018,000,000	24,658,000,000
Goodwill	14,953,000,000	14,714,000,000
Deferred income tax assets	3,415,000,000	3,338,000,000
Accounts payable and other	(50,330,000,000)	(50,682,000,000)
Liabilities associated with assets classified as held for sale	(1,287,000,000)	(2,359,000,000)
Deferred income tax liabilities	(15,914,000,000)	(15,913,000,000)
Subsidiary equity obligations	(3,478,000,000)	(3,699,000,000)
Net Assets Before Common Equity in Managed Investments	278,208,000,000	271,043,000,000
Non-recourse borrowings of managed entities	143,126,000,000	139,324,000,000
Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	9,145,000,000	9,077,000,000
Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	88,423,000,000	86,804,000,000	78,996,000,000
Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	33,369,000,000	31,693,000,000	27,925,000,000
Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,145,000,000	4,145,000,000	$ 4,145,000,000
Cash And Cash Equivalents1 [Member]
Management Commentary Explanatory [Line Items]
Financial assets	10,459,000,000	9,933,000,000
The Corporation
Management Commentary Explanatory [Line Items]
Other financial assets	3,402,000,000	3,809,000,000
Common Equity in Managed Investments	33,166,000,000	33,732,000,000
Other Assets and Liabilities	8,874,000,000	6,321,000,000
Corporation's Capital	46,889,000,000	45,145,000,000
Accounts receivable and other	5,686,000,000	3,632,000,000
Inventory	2,000,000	2,000,000
Equity accounted investments	6,125,000,000	5,361,000,000
Investment properties	17,000,000	17,000,000
Property, plant and equipment	183,000,000	122,000,000
Intangible assets	238,000,000	285,000,000
Goodwill	366,000,000	368,000,000
Deferred income tax assets	2,245,000,000	2,159,000,000
Accounts payable and other	(5,299,000,000)	(5,134,000,000)
Deferred income tax liabilities	(602,000,000)	(414,000,000)
Subsidiary equity obligations	(87,000,000)	(77,000,000)
Net Assets Before Common Equity in Managed Investments	13,723,000,000	11,413,000,000
The Corporation | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	9,145,000,000	9,077,000,000
The Corporation | Common equity
Management Commentary Explanatory [Line Items]
Equity	33,369,000,000
The Corporation | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	33,369,000,000	31,693,000,000
The Corporation | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity	230,000,000	230,000,000
The Corporation | Cash And Cash Equivalents1 [Member]
Management Commentary Explanatory [Line Items]
Financial assets	1,447,000,000	1,283,000,000
Managed Investments
Management Commentary Explanatory [Line Items]
Financial assets	9,012,000,000	8,650,000,000
Other financial assets	15,614,000,000	13,921,000,000
Common Equity in Managed Investments	0	0
Corporation's Capital	264,485,000,000	259,630,000,000
Accounts receivable and other	18,014,000,000	17,401,000,000
Inventory	11,185,000,000	10,358,000,000
Assets classified as held for sale	3,215,000,000	5,917,000,000
Equity accounted investments	37,190,000,000	35,966,000,000
Investment properties	100,993,000,000	96,765,000,000
Property, plant and equipment	97,903,000,000	99,887,000,000
Intangible assets	24,780,000,000	24,373,000,000
Goodwill	14,587,000,000	14,346,000,000
Deferred income tax assets	1,170,000,000	1,179,000,000
Accounts payable and other	(49,188,000,000)	(47,653,000,000)
Liabilities associated with assets classified as held for sale	(1,287,000,000)	(2,359,000,000)
Deferred income tax liabilities	(15,312,000,000)	(15,499,000,000)
Subsidiary equity obligations	(3,391,000,000)	(3,622,000,000)
Net Assets Before Common Equity in Managed Investments	264,485,000,000	259,630,000,000
Non-recourse borrowings of managed entities	143,126,000,000	139,324,000,000
Managed Investments | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	0	0
Managed Investments | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	33,166,000,000	33,732,000,000
Managed Investments | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	0	0
Non-controlling interest - preferred equity	88,193,000,000	86,574,000,000
Elimination
Management Commentary Explanatory [Line Items]
Common Equity in Managed Investments	(33,166,000,000)	(33,732,000,000)
Corporation's Capital	(33,166,000,000)	(33,732,000,000)
Accounts receivable and other	(4,157,000,000)	(2,105,000,000)
Accounts payable and other	(4,157,000,000)	(2,105,000,000)
Elimination | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	$ (33,166,000,000)	$ (33,732,000,000)